CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 163	$ 0	$ 413	$ 0	$ 406	$ 0
Cost of revenue and operating expenses
Cost of components and personnel	41	0	105	0	102	0
General and administrative expenses	1,447	1,158	3,126	2,508	5,501	5,543
Development	2,056	1,352	4,510	2,999	5,468	4,806
Stock based compensation	148	201	361	336	796	554
Amortization and depreciation	958	435	1,906	870	2,370	2,063
Total cost of revenue and operating expenses	4,650	3,146	10,008	6,713	14,237	12,966
Loss from operations	(4,487)	(3,146)	(9,595)	(6,713)	(13,831)	(12,966)
Other
Other expense					(10,068)	0
Inducement expense					(391)	0
Interest expense, net	(43)	(424)	(88)	(1,038)	(2,227)	(535)
Impairment					(933)	(286)
Total other income (expense)	(43)	(424)	(88)	(1,038)	(13,619)	(821)
Loss before income tax provision	(4,530)	(3,570)	(9,683)	(7,751)	(27,450)	(13,787)
Income tax provision	0	0	0	0	0	0
Net loss	$ (4,530)	$ (3,570)	$ (9,683)	$ (7,751)	$ (27,450)	$ (13,787)
Basic and diluted net loss per share (in dollars per share)	$ (0.20)	$ (0.49)	$ (0.47)	$ (1.15)	$ (2.86)	$ (2.29)
Weighted average number of shares outstanding basic and diluted (in shares)	22,829	7,319	20,815	6,723	9,598	6,031